Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS INTERNATIONAL FUND, INC.
Prospectus Date	rr_ProspectusDate	Dec. 01, 2013
DWS International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DWS International Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 24) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-15).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

		Portfolio turnover rate for fiscal year 2013: 76%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	76.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Main investments. The fund invests at least 65% of its total assets in foreign equities (equities issued by foreign-based companies and listed on foreign exchanges), and may invest up to 20% of net assets in foreign debt securities, including convertible bonds. Although the fund can invest in companies of any size and from any country, it invests mainly in common stocks of established companies in countries with developed economies (other than the United States). The fund's equity investments may also include preferred stocks, depositary receipts and other securities with equity characteristics, such as convertible securities and warrants.

Management process. Portfolio management aims to add value through stock selection. Portfolio management utilizes a proprietary investment process designed to identify attractive investment candidates generated by more than 5,000 equity analysts around the globe, who collectively cover over 10,000 securities. Through the quality of these analysts' fundamental research, this process seeks to identify investments that may offer the potential for price appreciation.

The investment process also takes into consideration various factors — both risk and return factors relative to the benchmark — and assists portfolio management in devising allocations among investable securities. Portfolio management may buy a security when its research resources indicate the potential for future upside price appreciation relative to the benchmark or its investment process identifies an attractive investment opportunity. Conversely, portfolio management may sell a security when its research resources indicate the potential for future downside or its investment process identifies more attractive investment opportunities elsewhere.

Derivatives. Portfolio management generally may use futures contracts, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions. In addition, portfolio management generally may use forward currency contracts to hedge the fund's exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings or to facilitate transactions in foreign currency denominated securities. Portfolio management generally may use structured notes to gain exposure to certain foreign markets that may not permit direct investment.

The fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

		Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.
Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. To the extent that the fund invests in a particular geographic region or market sector, performance will be affected by that region's general performance.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Derivatives risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Credit risk. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation. Credit risk is greater for lower-rated securities.

Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest credit rating category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. High-yield debt securities are considered speculative, and credit risk for high-yield securities is greater than for higher-rated securities.

		Interest rate risk. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)
Risk Lose Money [Text]	rr_RiskLoseMoney	There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	dws-investments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS (%) (Class A)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These year-by-year returns do not include sales charges, if any, and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 22.81%, Q3 2009 Worst Quarter: -26.78%, Q3 2008 Year-to-Date as of 9/30/2013: 13.62%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended 12/31/2012 expressed as a %)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns (which are shown only for Class A and would be different for other classes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
DWS International Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/exchange fee on shares owned less than 15 days, as % of redemption proceeds	rr_RedemptionFeeOverRedemption	2.00%
Account Maintenance Fee (annually, for fund balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	20
Management fee	rr_ManagementFeesOverAssets	0.57%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Other expenses	rr_OtherExpensesOverAssets	0.40%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.21%
1 Year	rr_ExpenseExampleYear01	691
3 Years	rr_ExpenseExampleYear03	937
5 Years	rr_ExpenseExampleYear05	1,202
10 Years	rr_ExpenseExampleYear10	1,957
1 Year	rr_ExpenseExampleNoRedemptionYear01	691
3 Years	rr_ExpenseExampleNoRedemptionYear03	937
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,202
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,957
2003	rr_AnnualReturn2003	27.46%
2004	rr_AnnualReturn2004	16.37%
2005	rr_AnnualReturn2005	15.94%
2006	rr_AnnualReturn2006	25.76%
2007	rr_AnnualReturn2007	14.25%
2008	rr_AnnualReturn2008	(48.28%)
2009	rr_AnnualReturn2009	32.66%
2010	rr_AnnualReturn2010	2.21%
2011	rr_AnnualReturn2011	(16.71%)
2012	rr_AnnualReturn2012	20.39%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.78%)
DWS International Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	4.00%
Redemption/exchange fee on shares owned less than 15 days, as % of redemption proceeds	rr_RedemptionFeeOverRedemption	2.00%
Account Maintenance Fee (annually, for fund balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	20
Management fee	rr_ManagementFeesOverAssets	0.57%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.56%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.13%
1 Year	rr_ExpenseExampleYear01	616
3 Years	rr_ExpenseExampleYear03	967
5 Years	rr_ExpenseExampleYear05	1,344
10 Years	rr_ExpenseExampleYear10	2,012
1 Year	rr_ExpenseExampleNoRedemptionYear01	216
3 Years	rr_ExpenseExampleNoRedemptionYear03	667
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,144
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,012
DWS International Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption/exchange fee on shares owned less than 15 days, as % of redemption proceeds	rr_RedemptionFeeOverRedemption	2.00%
Account Maintenance Fee (annually, for fund balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	20
Management fee	rr_ManagementFeesOverAssets	0.57%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.45%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.02%
1 Year	rr_ExpenseExampleYear01	305
3 Years	rr_ExpenseExampleYear03	634
5 Years	rr_ExpenseExampleYear05	1,088
10 Years	rr_ExpenseExampleYear10	2,348
1 Year	rr_ExpenseExampleNoRedemptionYear01	205
3 Years	rr_ExpenseExampleNoRedemptionYear03	634
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,088
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,348
DWS International Fund | INST Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/exchange fee on shares owned less than 15 days, as % of redemption proceeds	rr_RedemptionFeeOverRedemption	2.00%
Account Maintenance Fee (annually, for fund balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.57%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.80%
1 Year	rr_ExpenseExampleYear01	82
3 Years	rr_ExpenseExampleYear03	255
5 Years	rr_ExpenseExampleYear05	444
10 Years	rr_ExpenseExampleYear10	990
1 Year	rr_ExpenseExampleNoRedemptionYear01	82
3 Years	rr_ExpenseExampleNoRedemptionYear03	255
5 Years	rr_ExpenseExampleNoRedemptionYear05	444
10 Years	rr_ExpenseExampleNoRedemptionYear10	990
DWS International Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/exchange fee on shares owned less than 15 days, as % of redemption proceeds	rr_RedemptionFeeOverRedemption	2.00%
Account Maintenance Fee (annually, for fund balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	20
Management fee	rr_ManagementFeesOverAssets	0.57%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.92%
1 Year	rr_ExpenseExampleYear01	94
3 Years	rr_ExpenseExampleYear03	293
5 Years	rr_ExpenseExampleYear05	509
10 Years	rr_ExpenseExampleYear10	1,131
1 Year	rr_ExpenseExampleNoRedemptionYear01	94
3 Years	rr_ExpenseExampleNoRedemptionYear03	293
5 Years	rr_ExpenseExampleNoRedemptionYear05	509
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,131
DWS International Fund | before tax | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.47%
5 Years	rr_AverageAnnualReturnYear05	(7.90%)
10 Years	rr_AverageAnnualReturnYear10	5.06%
Class Inception	rr_AverageAnnualReturnInceptionDate	Aug. 02, 1999
DWS International Fund | before tax | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.29%
5 Years	rr_AverageAnnualReturnYear05	(7.72%)
10 Years	rr_AverageAnnualReturnYear10	4.77%
Class Inception	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2000
DWS International Fund | before tax | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.47%
5 Years	rr_AverageAnnualReturnYear05	(7.51%)
10 Years	rr_AverageAnnualReturnYear10	4.85%
Class Inception	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2000
DWS International Fund | before tax | INST Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.00%
5 Years	rr_AverageAnnualReturnYear05	(6.37%)
10 Years	rr_AverageAnnualReturnYear10	6.18%
Class Inception	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2000
DWS International Fund | before tax | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.76%
5 Years	rr_AverageAnnualReturnYear05	(6.51%)
10 Years	rr_AverageAnnualReturnYear10	6.02%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jun. 18, 1953
DWS International Fund | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.62%
5 Years	rr_AverageAnnualReturnYear05	(8.22%)
10 Years	rr_AverageAnnualReturnYear10	4.82%
DWS International Fund | After tax on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.12%
5 Years	rr_AverageAnnualReturnYear05	(6.52%)
10 Years	rr_AverageAnnualReturnYear10	4.50%
DWS International Fund | Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.32%
5 Years	rr_AverageAnnualReturnYear05	(3.69%)
10 Years	rr_AverageAnnualReturnYear10	8.21%